Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001866226
Document Type	POS AM
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K filed by Welsbach Technology Metals Acquisition Corp. (“WTMA”) with the Securities and Exchange Commission on July 10, 2025, the merger agreement (the “CMR Merger Agreement”) between WTMA and Critical Mineral Recovery, Inc. (“CMR”) was terminated on July 3, 2025. WTMA, Evolution Metals LLC (“EM”), Handa Lab Co., Ltd. (“Handa Lab”), KCM Industry Co., Ltd. (“KCM”), KMMI INC. (“KMMI”), and NS World Co., Ltd. (collectively with Handa Lab, KCM and KMMI, the “Korean Companies”) intend to pursue the Business Combination (as defined below) pursuant to the Merger Agreement (as defined below).On July 21, 2025, WTMA and EM entered into an amendment to the Original Merger Agreement (as defined below) to, among other things, acknowledge the termination of the CMR Merger Agreement and remove references to certain precedent step transactions related thereto. As a result of these changes, WTMA stockholders are required to vote on the Business Combination. The equity holders of the Korean Companies approved the Original Business Combination (as defined below) on June 2, 2025 and are not required under Korean law to approve the Business Combination.This Post-Effective Amendment is being filed to describe the changes to the structure of the Business Combination, remove CMR as a Co-Registrant and deregister the following shares of New EM Common Stock (as defined below) that were previously registered on the Registration Statement to which this Post-Effective Amendment relates but will not be issued in connection with the consummation of the Business Combination: (i) 22,500,000 shares of New EM Common Stock that were to be issued to the holders of the common shares of CMR and (ii) 518,102 shares of New EM Common Stock that were to be issued to the holders of outstanding WTMA common stock that redeemed shares of WTMA common stock in connection with the June 2025 Extension Meeting (as defined below).
Amendment Flag	true